PREFERRED STOCK (Details 1) - Warrant Exchange [Member]	12 Months Ended
Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility	305.00%
Contractual term	5 years
Risk-free investment rate	1.65%
Dividend Yield	0.00%